Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Feb. 05, 2020	Mar. 03, 2020	Dec. 31, 2019
Subsequent Events
Repurchases of common units, including commissions			$ 22,890
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.561
Aggregate amount of the declared distribution	$ 26,754
Number of units repurchased			1,171,572
Common units | Unit repurchase programme
Subsequent Events
Number of units repurchased		191,490
Number of units cancelled		191,490
Unit repurchase programme, weighted average price		$ 5.20
Repurchases of common units, including commissions		$ 996
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125